Contingencies, commitments and restrictions on the distribution of profits (Tables)	12 Months Ended
Dec. 31, 2020
Contingencies, commitments and restrictions on the distribution of profits
Schedule of commitments

				Current
		Number of	Concession Start	Concession
Country	Concession	Airports	Date	End Date	Extension Details
Argentina	AA2000	35[1]	1998	2038[2]
	NQN	1	2001	2021	5 years
	BBL	1	2008	2033	10 years
Italy	TA (SAT)	1	2006 (2014)	2048[3]
	TA (ADF)	1	2003 (2014)	2045[3]
Brazil	ICASGA	1	2012	2040	5 years
	ICAB	1	2012	2037	5 years
Uruguay	Puerta del Sur	1	2003	2033
	CAISA	1	1993 (2008) (2019)	2033
Ecuador	TAGSA	1	2004	2029
	ECOGAL	1	2011	2026
Armenia	AIA	2	2002	2032	Option to renew every 5 years
Peru	AAP	5	2011	2036	Extendable to 2071
Total		52

1.	Includes Termas de Rio Hondo Airport, which is operated by AA2000 but is pending government approval to be included in the AA2000 concession.
2.	In 2020 AA2000 executed an amendment to the AA2000 Concession Agreement extending the concession term for additional ten years.
3.	Includes 2020 additional two-year extension.

Schedule of performance bonds in the amounts and for the events

	Amount of the	Amount of the
	Performance Bond	Performance Bond
Event	(in R$)	(in USD)
Natal Concession Agreement
Phase I of the Natal Concession Agreement	65 million	12.1 million
Phase II of the Natal Concession Agreement (from the formal commencement of Phase II until the end of the contract)	6.5 million	1.3 million
Current amount of Phase II (1)	14.2 million	2.7 million
Investment Trigger of the Natal Concession Agreement	10% of the amount of planned investments

Brasilia Concession Agreement
During Phase I-B of the Brasilia Concession Agreement	266.7 million	51.3 million
After completion of Phase I-B of the Brasilia Concession Agreement or at the termination of the contract	133.3 million	25.7 million
Current amount of Phase II (2)	206.5 million	39.7 million
Investment Trigger of the Brasilia Concession Agreement	10% of the amount of planned investments
Upon termination of the Brasilia Concession Agreement, for a period of 24 months after the termination of the agreement.	19.1 million	3.7 million

[1] Performance bonds for R$ 14.2 million, with CAAP as guarantor.

[2] Insurance granted by a Guarantee letter of CAAP signed with Sompo Brazil on October 4, 2019 for R$ 206.5 million.

Schedule of equity Luxembourg laws and regulations

	At December 31,	At December 31,	At December 31,
	2020	2019	2018
Share capital	163,223	160,022	160,022
Share premium	183,430	180,486	180,486
Reserve for own shares	6,145	—	—
Legal reserve	176	176	176
Free distributable reserves	378,910	385,055	385,055
Non-distributable reserves	1,351,883	1,351,883	1,351,883
Retained earnings	(60,392)	(78,497)	(72,231)
Total equity in accordance with Luxembourg law	2,023,375	1,999,125	2,005,391